Financial expenses - Schedule of Financial Expenses (Details) - USD ($)	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Interest expense on lease liabilities	$ 1,776,000
Interest expense on debt	82,898,000	$ 66,797,000
Amortization of deferred financing fees	4,088,000	6,191,000
Write-offs of deferred financing fees	275,000	7,035,000
Accretion of Convertible Notes	6,995,000	6,435,000
Accretion of premiums and discounts on assumed debt	1,827,000	1,909,000
Total financial expenses	96,083,000	88,367,000
Average borrowings	2,900,000,000	2,800,000,000
Interest Capitalized	1,300,000
Convertible Notes due 2019 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Interest expense on debt	1,700,000
Write-offs of deferred financing fees		1,100,000
Accretion of Convertible Notes	2,800,000
K-Sure Credit Facility [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Write-offs of deferred financing fees		3,300,000
Ships		5
Vessels [member]
Disclosure of detailed information about property, plant and equipment [line items]
Interest Capitalized	$ 1,252,000	200,000
Acceleration of unamortized fees [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Write-offs of deferred financing fees		$ 2,600,000